Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities
Lease liabilities
22	Lease liabilities

The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the years presented:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Current
–Within 1 year	36,900	31,920
Non-current
After 1 year but within 2 years	20,883	14,418
After 2 years but within 5 years	5,176	8,823
	26,059	23,241
	62,959	55,161